Condensed Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 47,890,533	$ 39,457,407
Receivables, trade	24,548,346	27,264,803
Working capital advances	2,000,000	3,100,000
Prepayments	1,312,006	1,412,875
Advances and deposits	2,568,906	3,015,807
Other receivables	1,464,218	0
Inventories	12,488,040	9,632,246
Total current assets	92,272,049	83,883,138
Non-current assets
Vessels and vessel equipment, net	751,438,413	751,816,840
Deferred drydock expenditure, net	4,761,375	4,118,168
Deposit for vessel acquisition	0	1,635,000
Leasehold improvements, net	464,520	446,532
Other non-current assets, net	3,611,822	3,640,311
Operating lease, right of use asset	2,361,960	0
Total non-current assets	762,638,090	761,656,851
TOTAL ASSETS	854,910,139	845,539,989
Current liabilities
Payables, trade	20,774,502	16,104,399
Other payables	45,499	6,265
Accrued interest on loans	1,750,691	1,537,976
Current portion of long-term debt	33,978,351	37,071,548
Current portion of finance lease obligations	7,924,248	3,537,466
Current portion of operating lease obligations	502,674	0
Total current liabilities	64,975,965	58,257,654
Non-current liabilities
Non-current portion of long-term debt	324,925,348	367,352,022
Non-current portion of finance lease obligations	87,862,094	38,956,553
Non-current portion of operating lease obligations	1,859,286	0
Total non-current liabilities	414,646,728	406,308,575
Equity
Share capital	350,192	340,613
Additional paid in capital	413,603,844	405,549,985
Treasury stock	(15,348,909)	(15,348,909)
Accumulated deficit	(23,317,681)	(9,567,929)
Total equity	375,287,446	380,973,760
TOTAL LIABILITIES AND EQUITY	$ 854,910,139	$ 845,539,989